Other Comprehensive Income (Loss) (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ 29,673,000	$ (125,514,000)	$ 164,083,000	$ (203,542,000)
Accumulated other comprehensive (loss) ending balance	(1,176,175,000)		(1,176,175,000)		$ (1,336,295,000)
Total FMC-AG and Co. KGaA [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			136,551,000	(247,406,000)
Amounts reclassified from Accumulated Other comprehensive income			(27,532,000)	(43,864,000)
Net current period other comprehensive income			164,083,000	(203,542,000)
Accumulated other comprehensive (loss) ending balance	(1,182,434,000)	(1,296,546,000)	(1,182,434,000)	(1,296,546,000)	(1,346,517,000)	$ (1,093,004,000)
Accumulated net gain loss from designated or qualifying cash flow hedges (member) | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			1,386,000	3,542,000
Amounts reclassified from Accumulated Other comprehensive income			(13,006,000)	(27,517,000)
Net current period other comprehensive income			14,392,000	31,059,000
Accumulated other comprehensive (loss) ending balance	(45,822,000)	(72,218,000)	(45,822,000)	(72,218,000)	(60,214,000)	(103,277,000)
AccumulatedDefinedBenefitPlansAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			0	0
Amounts reclassified from Accumulated Other comprehensive income			(14,526,000)	(16,347,000)
Net current period other comprehensive income			14,526,000	16,347,000
Accumulated other comprehensive (loss) ending balance	(210,565,000)	(265,672,000)	(210,565,000)	(265,672,000)	(225,091,000)	(282,019,000)
AccumulatedTranslationAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			131,202,000	(247,256,000)
Amounts reclassified from Accumulated Other comprehensive income			0	0
Net current period other comprehensive income			131,202,000	(247,256,000)
Accumulated other comprehensive (loss) ending balance	(919,788,000)	(949,703,000)	(919,788,000)	(949,703,000)	(1,050,990,000)	(702,447,000)
TotalBeforeNoncontrollingInterestsMember [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			132,588,000	(243,714,000)
Amounts reclassified from Accumulated Other comprehensive income			(27,532,000)	(43,864,000)
Net current period other comprehensive income			160,120,000	(199,850,000)
Accumulated other comprehensive (loss) ending balance	(1,176,175,000)	(1,287,593,000)	(1,176,175,000)	(1,287,593,000)	(1,336,295,000)	(1,087,743,000)
Noncontrolling interests not subject to put provisions [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			3,963,000	(3,692,000)
Amounts reclassified from Accumulated Other comprehensive income			0	0
Net current period other comprehensive income			3,963,000	(3,692,000)
Accumulated other comprehensive (loss) ending balance	$ (6,259,000)	$ (8,953,000)	$ (6,259,000)	$ (8,953,000)	$ (10,222,000)	$ (5,261,000)